Discontinued Operations - Aggregated Results and Cash Flow Information of Discontinued Operations (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of analysis of single amount of discontinued operations [line items]
(Loss)/profit before tax from discontinued operations	¥ (550)	¥ 19	¥ 2,726
Income tax benefits/(expenses) on liquidation	(174)	6	744
Discontinued Operations: MixRadio Limited [member]
Disclosure of analysis of single amount of discontinued operations [line items]
Revenues			444
Other income	566		9
Expenses	(16)	(19)	(3,179)
(Loss)/profit before tax from discontinued operations	550	(19)	(2,726)
Income tax benefits/(expenses) on liquidation	(174)	6	744
(Loss)/profit for the year from discontinued operations (attributable to the shareholders of the Company)	¥ 376	¥ (13)	¥ (1,982)